Share-Based Payments - Summary of movements in the Number of Founder DRs Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Outstanding as at January 1	608,779
Granted/ purchased during the year	0	608,779
Outstanding as at December 31	608,779	608,779